Stockholders’ Deficit and Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Stockholders Equity
The following is a summary of the Company’s authorized, issued and outstanding shares for the periods set forth below:

	December 31, 2019	December 31, 2018
Shares authorized	2,080,000	2,080,000
Shares issued	280,127	279,545

Shares outstanding:
Voting	276,052	276,052
Non-voting	3,374	2,978
Total shares outstanding	279,426	279,030